Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounts Receivable / Notes Receivable [Abstract]
NOTES RECEIVABLE
6.	NOTES RECEIVABLE

The Company has issued a note receivable with outstanding balance of $1,384,346 and $1,334,852 as of March 31, 2018 and December 31, 2017 respectively. The note is non-interest bearing for first two years with a maturity date of December 31, 2018. The note bears an interest rate of 12% annually after the maturity date if remains outstanding. The note was subsequently repaid in full in April 2018.

6.	NOTES RECEIVABLE

The Company has issued a note receivable with outstanding balance of $1,334,852. The note is non-interest bearing for first two years with a maturity date of December 31, 2018. The note bears an interest rate of 12% annually after the maturity date if remains outstanding.